S000006698 [Member] Investment Risks - Loomis Sayles Global Allocation Fund	Sep. 30, 2025
Below Investment Grade Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Below Investment Grade Fixed-Income Securities Risk: The Fund’s investments in below investment grade fixed-income securities, also known as “junk bonds,” may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

Foreign Securities Risk [Member]
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Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Credit Counterparty Risk [Member]
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Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivatives transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearing houses, such as the performance guarantee given by a central clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.

Market Issuer Risk [Member]
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Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Allocation Risk [Member]
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Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation between asset classes and market exposures may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Currency Risk [Member]
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Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Cybersecurity and Technology Risk [Member]
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Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Derivatives Risks [Member]
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Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including options, forward currency contracts, futures transactions, structured notes and swap transactions (including credit default swaps)) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities market values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund’s use of derivatives involves other risks, such as credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, uncleared swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than any amounts paid or margin transferred to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

ESG Risk [Member]
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ESG Risk: Risks related to ESG factors may impact the performance of securities in which the Fund invests. Such ESG factors include, for example, climate change; resource depletion; renewal energy usage; governance, diversity and labor practices; workplace health and safety; supply chain standards; and product health and safety. The companies or issuers in which the Fund invests may not have favorable ESG characteristics, and ESG factors may not influence any or every investment decision.

Emerging Markets Risk [Member]
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Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Inflation Deflation Risk [Member]
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Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and drastically. The Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risks [Member]
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Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Fiscal, economic, monetary or other governmental or central bank policies, actions or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including fluctuations in interest rates.

Large Shareholder Transaction Risk [Member]
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Large Shareholder Transaction Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). In the event of a large shareholder transaction, the Fund may be required to sell investments at unfavorable times or prices, which may increase realized capital gains, including short-term capital gains taxable as ordinary income for shareholders who hold Fund shares in a taxable account, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. In addition, such transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Leverage Risk [Member]
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Leverage Risk: Leverage is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a Fund’s returns, and may lead to significant losses if investments are not successful.

Liquidity Risk [Member]
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Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes and dealers may be unwilling or unable to make a market for certain securities. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated credit and other investments, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid.  Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
Mortgage Related Securities Risk [Member]
Prospectus [Line Items]
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Mortgage-Related Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related securities are subject to the risks of the mortgages underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk [Member]
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REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. REITs are also subject to the possibilities of failing to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Equity Securities Risk [Member]
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Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]
Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.